DISPOSAL OF SUBSIDIARIES - Solar Tech K.K. (Details) $ in Thousands			12 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net assets (liabilities) of subsidiary disposed
Current Assets			$ 138,402	$ 166,168
Cash and cash equivalents			46,084	12,518
Trade and other receivables			34,582	30,097
Non-current Assets			442,706	310,078
Current Liabilities			(171,933)	(69,112)
Trade and other payables			(29,043)	(24,037)
Non-current Liabilities			(302,947)	(273,212)
Borrowings			(230,027)	(131,881)
Net assets (liabilities)			106,228	133,922
Gain (Loss) on disposal of a subsidiary
Gain on disposal of subsidiaries			(41,056)	(4,118)	$ 4,831
Solar Tech K.K.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received	¥ 900,000	$ 8
Net assets (liabilities) of subsidiary disposed
Current Assets		924
Cash and cash equivalents		628
Trade and other receivables		213
Deferred tax assets		83
Non-current Assets		4,578
Long term deposit and others		820
Current Liabilities		(696)
Trade and other payables		(689)
Tax payable		(7)
Non-current Liabilities		(6,484)
Borrowings		(6,484)
Net assets (liabilities)		(1,678)
Gain (Loss) on disposal of a subsidiary
Cash consideration received	900,000	8
Net assets (liabilities) disposed		1,678
Gain on disposal of subsidiaries		1,686
Cash Inflow (Outflow) on disposal of a subsidiary
Cash and cash equivalent balances disposed of		628
Cash consideration received	¥ 900,000	8
Net cash outflow arising on disposal		620
IPP Solar Parks
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment			$ 397,405	$ 271,253	$ 259,423
IPP Solar Parks | Solar Tech K.K.
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment		$ 3,758